Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Project Deposits		$ 1,813	$ 3,995
Payroll payable		821	746
Professional fees		410
Value added taxes and other taxes payable		182	3,397
Contingent liabilities of GEM dispute	[1]		1,550
Payables to third parties		149
Other accrued expenses		362	1,009
Total accrued expenses and other liabilities		$ 3,737	$ 10,697

[1]	Contingent liabilities of GEM dispute represented the amount payable in connection with the GEM dispute, which was fully paid by the Group as of June 30, 2026.